17. EVENTS AFTER REPORTING DATE	12 Months Ended
Jan. 31, 2022
Notes
17. EVENTS AFTER REPORTING DATE

17.EVENTS AFTER REPORTING DATE

On February 7, 2022, George Heyman, BC Minister of Environment and Climate Change Strategy, and Bruce Ralston, BC Minister of Energy, Mines and Low Carbon Innovation decided that an EAC would not be issued for the Morrison Copper/Gold Project.